INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2022
Income And Social Contribution Taxes
INCOME AND SOCIAL CONTRIBUTION TAXES

10.	INCOME AND SOCIAL CONTRIBUTION TAXES
a)	Income tax and social contribution tax recoverable

The balances of income tax and social contribution tax refer to tax credits in the corporate income tax returns of previous years and to advance payments which will be offset against federal taxes eventually payable. Current tax assets and current tax liabilities related to income tax and social contribution tax are offset in the statement of financial position subject to criteria established in IAS 12.

	2022	2021
Income tax	707	763
Social contribution tax	241	251
Income and social contribution tax credits	948	1,014

Current	775	699
Non-current	173	315

The balances of income tax and social contribution tax posted in non-current assets arise from advanced payments required by tax law and withholding taxes, which the expectation of offsetting is greater than 12 months.

b)	Income tax and social contribution tax payable

The balances of income tax and social contribution tax recorded in current liabilities refer mainly to the taxes owed by the subsidiaries which report by the Real Income method and have opted to make monthly payments based on estimated revenue, and also by the subsidiaries that have opted for the Presumed Income method, in which payments are made quarterly.

	2022	2021
Current
Income tax	198	147
Social contribution tax	42	43
Total	240	190

The company has some uncertainties relating to the treatments of certain taxes on income, and management has concluded that it is more probable than not that the tax authority will accept the Company’s conclusions. The effects of the potential contingencies are stated in Note 25.

c)	Deferred income tax and social contribution tax

The Company has deferred taxed assets and liabilities from unused tax loss carryforwards, negative base for the social contribution tax, and deductible temporary differences, at the statutory rates applicable to each legal entity in Brazil of 25% (for Income tax) and 9% (for the social contribution tax), as follows:

	2022	2021	2020
Deferred tax assets
Tax loss carryforwards	987	807	401
Provisions for contingencies	602	542	538
Impairment on investments	56	244	640
Fair value of derivative financial instruments (PUT SAAG)	229	216	182
Post-employment obligations	1,852	1,981	2,168
Estimated credit losses	319	315	256
Others	665	150	138
Total	4,710	4,255	4,323

Deferred tax liabilities
Funding cost	(9)	(5)
Deemed cost	(156)	(219)	(225)
Fair value of assets acquired in business combination	(456)	(466)	(486)
Borrowing costs capitalized	(170)	(165)	(169)
Taxes on unredeemed income - presumed income	(9)	(4)	-
Adjustment to expectation of cash flow - Concession assets	(263)	(245)	(242)
Adjustment of contract assets	(940)	(895)	(768)
Adjustment to fair value: Swap - Loss	(210)	(412)	(1,002)
Updating on escrow deposits	(8)	(7)	(6)
Reimbursement of costs - GSF	(274)	(319)	-
Others	(27)	(15)	(12)
Total	(2,522)	(2,752)	(2,910)
Total, net	2,188	1,503	1,413

Total assets	3,120	2,465	2,453
Total liabilities	(932)	(962)	(1,040)

The changes in deferred income tax and social contribution tax were as follows:

Balance on December 31, 2019	1,660
Effects allocated to net profit	(252)
Effects allocated to Statement of comprehensive income	4
Others	1
Balance on December 31, 2020	1,413
Effects allocated to net income	210
Effects allocated to Statements of comprehensive income	(102)
Deferred taxes received in corporate reorganization	(16)
Others	(2)
Balance on December 31, 2021	1,503
Effects allocated to net income	924
Effect allocated to other comprehensive income	(237)
Others	(3)
Balance on December 31, 2022	2,188

The estimated taxable incomes forecast, on which the realization of deferred tax asset are based, are determined by the annual budget and the long-term budget, both reviewed periodically, and by the historical income. However, the taxable income may be either higher or lower than the evaluation used by the management when the amount of the deferred tax recognized was determined.

Based on the estimates from the Company and its subsidiaries, it is probable that future taxable income will be available against which the unused tax losses and unused tax credits can be utilized and the Company estimated that the balance of deferred tax asset as of December 31, 2022, will be recovered, as follows:

2023	884
2024	766
2025	621
2026	596
2027	601
2028 to 2030	865
2031 to 2032	378
4,710

d)	Reconciliation of income tax and social contribution tax effective rate

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the statement of income:

	2022	2021
Income before income tax and social contribution tax	4,121	4,699
Income tax and social contribution tax - nominal expense (34%)	(1,401)	(1,597)
Tax effects applicable to:
Gain in subsidiaries by equity method (net of effects of Interest on Equity)	182	6
Tax incentives	62	63
Difference between Presumed Income and Real Income	97	146
Non-deductible penalties	(45)	(23)
Interest on equity declared	722	325
Estimated credit losses from related parties	234	-
Realization of goodwill (Note 32)	108	-
Income arising from the Light sale	-	154
Others	15	(20)
Income tax and Social Contribution - effective gain (expense)	(26)	(946)
Current tax	(950)	(1,156)
Deferred tax	924	210
Income tax and social contribution tax - effective expense	(26)	(946)
Effective rate	0.63%	20.12%

Accounting policy

The income tax and social contribution tax expenses represents the total amount of current and deferred taxes, which are presented separately in the financial statements. The Company is subject to the regular tax regime ‘Lucro Real’. However, its subsidiaries that can benefit from the favorable tax regime, according to tax law, analyze the payable tax projection for the next year, in order to determine the tax regime that reduces its taxes payment.

Deferred and current tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

Periodically, in accordance with IFRIC 23, the Company and its subsidiaries evaluate positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Current

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Advances, or tax credits, are presented as current or non-current assets, in accordance with the expected date of their realization at the balance sheet date, when the tax amounts are duly calculated and offset against advances made.

Deferred

Deferred tax is recognized for temporary differences between the carrying amount of an asset or liability in the statement of financial position and its tax base at the reporting date.

Deferred tax liabilities are recognized for all the inter-temporal tax differences. Deferred tax assets are recognized for all the temporary differences deductible, to the extent that it is probable that future taxable income will be available for the temporary differences to be offset, except:

•	When the deferred tax (asset or liability) arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting income nor taxable income or loss.
•	In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future; and
•	In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable income will be available against which the temporary differences can be utilized.

These taxes are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred income tax and social contribution tax assets are reviewed at the reporting date and are reduced to the extent that their realization is no longer probable or recognized to the extent that it becomes probable that future taxable incomes will allow them to be recovered.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attached conditions will be complied with, in line with IAS 20.

The subsidiaries CEMIG D and CEMIG GT have ventures in an area incentivized by SUDENE area, which result in the recognition of its right to a 75% reduction in income tax. Such tax incentives, in the form of exemption or reduction of income tax, comply with the concept of government grants and are recognized as income on a systematic basis over the periods that the related income tax expense for which it is intended to compensate, is recorded.

Given the legal restriction on the distribution of net income corresponding to the tax incentive, the Company maintains the amount related to the incentive granted in the tax incentive reserve. For more details, see Note no. 26.